RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 10:-	RELATED PARTY BALANCES AND TRANSACTIONS

Balances with related parties:

	December 31,
	2014	2013

Other accounts payable	$-	$5

Related parties' expenses:
	Year ended
	December 31,
	2014	2013	2012
Amounts charged to:

General and administrative expense	$332	$268	$119

Financial expense	$-	$-	$60

On March 1, 2008, the Company signed an agreement with a consultant, who is also one of the Company's shareholders, as a contractor to render management, finance and operation services. The Company paid the consultant an amount of $ 7 per month. During May 2013, the monthly fee was increased to an amount of $ 12. The amendment was effective upon consummation of the IPO in May 2013. In June 2013, and in connection with the consummation of the IPO, the Company granted the consultant a bonus in the amount of $50.
In February 2014, the general meeting of the Company's shareholders approved the grant of an annual bonus to the consultant, in the amount of $200. The agreement was terminated in May 2014.